Goodwill And Other Intangible Assets (Summary Of Core Deposit Intangibles) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 8,387	$ 8,387
Accumulated amortization	(5,590)	(4,646)
Total	2,797	3,741	2,069
Finite-lived Intangible Assets [Roll Forward]
Beginning balance	2,797	3,741	2,069
Core deposit intangible acquired in conjunction with the acquisition of Community	0	2,711
Amortization expense	$ (944)	$ (1,039)	$ (500)